Income Taxes (Details) - USD ($)		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2022
Income Taxes (Details) [Line Items]
Federal income tax rate		21.00%
State taxes		9.00%
Net operating loss carry forwards	$ 3,418
Corporate Income Tax Rate [Member]
Income Taxes (Details) [Line Items]
State taxes	23.00%
United State [Member]
Income Taxes (Details) [Line Items]
Net operating loss carry forwards	$ 10,605
Isreal [Member]
Income Taxes (Details) [Line Items]
Net operating loss carry forwards	$ 118,323